SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Current income tax expense	$ (970)	$ (861)
Deferred income tax recovery	475	1,109
Income tax (expense) recovery	$ (495)	$ 248